INVESCO ADVANTAGE SERIES FUNDS, INC.

                             INVESCO ADVANTAGE FUND

                            Supplement to Prospectus

                               Dated July 1, 2000
                         As Supplemented August 24, 2000

Effective immediately, all references to INVESCO Advantage Series Funds, Inc. are hereby deleted and replaced by INVESCO Counselor Series Funds, Inc.

The date of the Supplement is November 10, 2000.
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                      INVESCO ADVANTAGE SERIES FUNDS, INC.

                             INVESCO ADVANTAGE FUND

                Supplement to Statement of Additional Information

                               Dated July 1, 2000
                         As Supplemented August 24, 2000

Effective immediately, all references to INVESCO Advantage Series Funds, Inc. are hereby deleted and replaced by INVESCO Counselor Series Funds, Inc.

The date of the Supplement is November 10, 2000.